SHARE-BASED COMPENSATION AND BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Stock Option Activity

The following is a summary of stock option activity under the 2021 Plan and the 2014 Plan as of and for the year ended December 31, 2025:

	Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Options outstanding at December 31, 2024	300,495	$301.50
Granted	20,450	443.41
Exercised	(95,816)	246.75
Forfeited	(15,596)	390.03
Expired	(1,834)	279.50
Options outstanding at December 31, 2025	207,699	$334.28	2.15	$6,451
Options exercisable at December 31, 2025	81,860	$293.95	1.11	$3,974

Summary of Restricted Stock Activity

The following is a summary of restricted stock activity as of and for the year ended December 31, 2025:

	Shares	Weighted- Average Grant Date Fair Value
Restricted stock outstanding at December 31, 2024	2,626,297	$143.14
Granted	71,003	478.10
Vested	(22,335)	177.66
Forfeited	(11,548)	353.09
Restricted stock outstanding at December 31, 2025	2,663,417	$150.86

Valuation Assumptions Used for Stock Option Awards

The following table presents the weighted-average assumptions used for stock options granted:

Years Ended December 31,	2025	2024	2023
Expected term in years	4.25	5.16	4.25
Risk-free interest rate	3.77%	4.17%	4.11%
Expected volatility	25.04%	24.72%	25.38%
Expected dividend yield	2.40%	2.55%	3.15%
Grant date fair value	$91.37	$93.88	$67.32

Share-Based Compensation Expense

The following table provides information on share-based compensation expense:

Years Ended December 31,	2025	2024	2023
Stock options	$3,077	$3,798	$3,603
Restricted stock	32,267	31,224	26,397
Share-based compensation expense	$35,344	$35,022	$30,000